Subsequent Events (Details) ¥ in Millions, $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 03, 2026 USD ($)	Aug. 03, 2026 CNY (¥)	Jul. 31, 2026 shares	Sep. 29, 2026 USD ($)	Sep. 29, 2026 CNY (¥)	Jun. 30, 2026 shares	Feb. 04, 2027
Subsequent Events [Line Items]
Percentage of annual interest rate						3.50%
Class A Ordinary Shares [Member] | 2026 Share Incentive Plan [Member]
Subsequent Events [Line Items]
Number of shares issued under the plan						4,620,000
Number of shares granted under the plan						2,880,000
Forecast [Member]
Subsequent Events [Line Items]
Percentage of annual interest rate							3.50%
Li Xu [Member] | Forecast [Member]
Subsequent Events [Line Items]
Loan amount				$ 0.3	¥ 2.1
Subsequent Event [Member] | Class A Ordinary Shares [Member] | 2026 Share Incentive Plan [Member]
Subsequent Events [Line Items]
Number of shares issued under the plan			4,636,590
Subsequent Event [Member] | Guangzhou Rural [Member]
Subsequent Events [Line Items]
Loan amount	$ 0.9	¥ 6.0